Leases - Schedule of Minimum Lease Payments in Future Periods (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Minimum Lease Payments in Future Periods [Abstract]
2026	$ 278,722
2027	124,799
Total minimum lease payments	403,521
Less: imputed interest	(17,219)
Total:	$ 386,302	$ 544,415